Segment Information (Total Assets by Segment) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Total consolidated assets	$ 22,845.9	$ 19,990.2	$ 25,118.8
Pharmaceutical [Member]
Segment assets	16,125.9	12,102.9	12,638.9
Medical [Member]
Segment assets	3,894.8	3,867.5	3,759.8
Corporate [Member]
Segment assets	$ 2,825.2	$ 4,019.8	$ 8,720.1